Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
OPERATING ACTIVITIES:
Net income	$ 45,481,000	¥ 4,683,632,000	¥ 5,317,347,000	¥ 3,574,510,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	85,677,000	8,822,981,000	7,507,808,000	7,143,631,000
Impairment loss on intangible assets			48,000,000	37,000,000
Provision for retirement and pension costs, less payments	2,200,000	226,599,000	213,963,000	187,287,000
Provision for (reversal of) allowance for doubtful accounts	(456,000)	(46,935,000)	(10,712,000)	82,046,000
Loss on disposal of property and equipment	811,000	83,487,000	14,638,000	62,368,000
Net (gain) loss on sales of other investments	(1,045,000)	(107,655,000)	(13,565,000)	3,154,000
Net gain on other investments	(3,043,000)	(313,393,000)
Impairment of other investments			19,788,000	159,592,000
Foreign exchange losses (gains), net	(1,262,000)	(129,916,000)	(55,983,000)	14,202,000
Equity in net income of equity method investees	(1,981,000)	(204,046,000)	(168,065,000)	(123,776,000)
Deferred income tax expense (benefit)	(6,796,000)	(699,826,000)	(527,128,000)	35,714,000
Others	694,000	71,448,000	39,377,000	67,470,000
Changes in operating assets and liabilities net of effects from acquisition of a company:
Decrease (increase) in accounts receivable	(3,325,000)	(342,391,000)	(2,906,215,000)	626,783,000
Decrease in net investment in sales-type lease―noncurrent	1,411,000	145,266,000	37,406,000	330,961,000
Increase in inventories	(3,550,000)	(365,533,000)	(492,022,000)	(85,490,000)
Increase in prepaid expenses	(5,951,000)	(612,802,000)	(635,031,000)	(168,860,000)
Decrease (increase) in other current and noncurrent assets	(17,493,000)	(1,801,403,000)	(1,295,279,000)	92,932,000
Increase (decrease) in accounts payable	4,631,000	476,860,000	1,881,105,000	(2,928,912,000)
Increase (decrease) in income taxes payable	(5,776,000)	(594,782,000)	(545,914,000)	1,842,553,000
Increase in deferred income― noncurrent	888,000	91,462,000	1,015,049,000	276,175,000
Increase (decrease) in accrued expenses, other current and noncurrent liabilities	(5,789,000)	(596,174,000)	194,201,000	429,998,000
Net cash provided by operating activities	85,326,000	8,786,879,000	9,638,768,000	11,659,338,000
INVESTING ACTIVITIES:
Purchases of property and equipment	(88,600,000)	(9,123,998,000)	(5,588,815,000)	(6,167,434,000)
Proceeds from sales of property and equipment	4,431,000	456,330,000	543,978,000	350,136,000
Purchases of available-for-sale securities	(1,627,000)	(167,545,000)	(48,903,000)	(269,218,000)
Purchases of other investments	(11,517,000)	(1,185,985,000)	(467,622,000)	(186,115,000)
Investment in an equity method investee	(1,941,000)	(199,920,000)	(100,000,000)	(24,647,000)
Proceeds from sales of available-for-sale securities	3,805,000	391,814,000	0	226,346,000
Proceeds from sales of other investments	3,416,000	351,740,000	109,944,000	94,285,000
Payments of guarantee deposits	(6,690,000)	(688,902,000)	(164,417,000)	(39,403,000)
Refund of guarantee deposits	196,000	20,233,000	17,349,000	26,045,000
Payments for refundable insurance policies	(182,000)	(18,787,000)	(737,000)	(6,604,000)
Refund from insurance policies	156,000	16,026,000		42,948,000
Acquisition of a newly controlled company, net of cash acquired (Note 2)			(229,058,000)
Other	(522,000)	(53,766,000)	(17,620,000)	(594,000)
Net cash used in investing activities	(99,075,000)	(10,202,760,000)	(5,945,901,000)	(5,954,255,000)
FINANCING ACTIVITIES:
Proceeds from issuance of short-term borrowings with initial maturities over three months and long-term borrowings	2,427,000	250,000,000	71,000,000	3,370,000,000
Repayments of short-term borrowings with initial maturities of over three months and long-term borrowings	(12,235,000)	(1,260,000,000)	(1,081,000,000)	(620,000,000)
Principal payments under capital leases	(38,539,000)	(3,968,724,000)	(3,678,940,000)	(3,425,680,000)
Net increase (decrease) in short-term borrowings			400,000,000	(4,180,000,000)
Proceeds from issuance of subsidiary stock to noncontrolling interests			2,570,000
Dividends paid	(8,844,000)	(910,697,000)	(709,394,000)	(608,052,000)
Proceeds from issuance of common stock, net of issuance cost	167,714,000	17,271,204,000
Other	2,000	109,000
Net cash provided by (used in) financing activities	110,525,000	11,381,892,000	(4,995,764,000)	(5,463,732,000)
FORWARD	96,776,000	9,966,011,000	(1,302,897,000)	241,351,000
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1,906,000	196,217,000	24,945,000	(18,142,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	98,682,000	10,162,228,000	(1,277,952,000)	223,209,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	119,041,000	12,258,872,000	13,536,824,000	13,313,615,000
CASH AND CASH EQUIVALENTS, END OF YEAR	217,723,000	22,421,100,000	12,258,872,000	13,536,824,000
ADDITIONAL CASH FLOW INFORMATION:
Interest paid	2,493,000	256,722,000	287,158,000	297,862,000
Income taxes paid	26,294,000	2,707,784,000	3,527,987,000	481,580,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of assets by entering into capital leases	33,368,000	3,436,245,000	4,816,248,000	4,749,695,000
Facilities purchase liabilities	10,200,000	1,050,429,000	949,264,000	659,266,000
Asset retirement obligation	1,659,000	170,814,000	26,620,000	42,273,000
Acquisition of a company (Note 2):
Assets acquired			404,139,000
Liabilities assumed			104,321,000
Noncontrolling interests			118,000
Cash paid			(299,700,000)
Cash acquired			70,642,000
Acquisition of a newly controlled company, net of cash acquired			¥ (229,058,000)